Property, Equipment and Deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Equipment and Deposits [Line Items]
Vehicle deposit	$ 5,476	$ 95,226
Depreciation expenses	9,946,444	9,018,323	$ 5,450,858
Disposal property plant and equipment in loss	547,665	143,527	178,619
Rented Vehicles [Member]
Property, Equipment and Deposits [Line Items]
Rental vehicles amount	$ 30,262,689	$ 28,950,519	$ 16,324,134